RECEIVABLES	12 Months Ended
Jan. 31, 2024
Receivables [Abstract]
RECEIVABLES [Text Block]

5. RECEIVABLES

A summary of the Company's receivables is as follows:

	January 31, 2024	January 31, 2023
	$	$
Taxes receivable	13,829	10,834
Trade receivables	189,192	401,476
	203,021	412,310

There was no provision for expected credit losses on trade receivables as at January 31, 2024 and 2023.